Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Assets held for sale (Details) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Assets classified as held for sale	[1]	$ 203	$ 1,960
Liabilities directly associated with assets classified as held for sale	[1]	$ 382	$ 1,253

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.